Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
Total			$32,839,424,950
OSFI Covered Bond Limit			$43,482,086,720

Weighted average maturity of Outstanding Covered Bonds (months)				46.16
Weighted average remaining term of Loans in Cover Pool (months)				28.81

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Negative

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$32,839,424,950

A = lower of (i) LTV Adjusted True Balance, and	$47,752,503,678	A (i)	$51,346,253,632
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$47,752,503,678
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$689,466,292
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$47,063,037,386

Valuation Calculation

Trading Value of Covered Bonds	$38,836,038,634

A = LTV Adjusted Present Value	$51,396,037,950	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.64%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$51,396,037,950

Intercompany Loan Balance

Guarantee Loan	$35,593,325,060
Demand Loan	$15,722,970,764
Total	$51,316,295,824

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
January 29, 2016	$174,371	0.00%

Cover Pool Flow of Funds

	29-Jan-2016		31-Dec-2015
Cash Inflows
Principal Receipts	$1,032,932,082		$1,069,608,594
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$119,589,821		$125,053,999
Swap receipts	$94,330,293	(1)	$94,033,657	(2)
Cash Outflows
Swap payment	($119,589,821)	(1)	($125,053,999)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($94,141,633)	(1)	($93,845,589)	(2)
Intercompany Loan principal	($1,032,932,082)	(1)	($1,069,608,594)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$188,661		$188,067

(1) Cash settlement to occur on February 17, 2016
(2) Cash settlement occurred on January 18, 2016

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Summary Statistics

Previous Month Ending Balance	$52,385,696,028
Current Month Ending Balance	$51,352,589,575
Number of Mortgages in Pool	330,033
Average Mortgage Size	$155,598
Number of Properties	270,443
Number of Borrowers	260,934
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	71.32%		60.01%
Weighted Average LTV - Drawn	62.51%		52.82%
Weighted Average LTV - Original Authorized	73.67%
Weighted Average Mortgage Rate	2.74%
Weighted Average Seasoning (Months)	25.95
Weighted Average Original Term (Months)	54.76
Weighted Average Remaining Term (Months)	28.81

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	329,415	99.81	$51,249,226,242	99.80
30 to 59 days past due	264	0.08	$47,012,012	0.09
60 to 89 days past due	100	0.03	$17,883,304	0.03
90 or more days past due	254	0.08	$38,468,017	0.07
Total	330,033	100.00	$51,352,589,575	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	42,123	12.76	$7,580,084,028	14.76
British Columbia	64,069	19.41	$12,671,568,697	24.68
Manitoba	13,917	4.22	$1,627,367,908	3.17
New Brunswick	5,983	1.81	$506,171,482	0.99
Newfoundland and Labrador	4,018	1.22	$471,166,780	0.92
Northwest Territories	53	0.02	$6,927,008	0.01
Nova Scotia	10,131	3.07	$1,014,599,846	1.98
Nunavut	2	0.00	$72,983	0.00
Ontario	130,246	39.46	$20,763,222,687	40.43
Prince Edward Island	1,239	0.38	$108,067,446	0.21
Quebec	45,931	13.92	$4,928,558,613	9.60
Saskatchewan	12,118	3.67	$1,638,723,416	3.19
Yukon	203	0.06	$36,058,682	0.07
Total	330,033	100.00	$51,352,589,575	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	413	0.13	$54,041,119	0.11
499 and below	734	0.22	$102,421,447	0.20
500 - 539	703	0.21	$117,900,970	0.23
540 - 559	595	0.18	$94,810,687	0.18
560 - 579	907	0.27	$146,006,199	0.28
580 - 599	1,466	0.44	$237,019,837	0.46
600 - 619	2,404	0.73	$395,991,387	0.77
620 - 639	4,202	1.27	$673,372,256	1.31
640 - 659	6,737	2.04	$1,132,100,853	2.20
660 - 679	10,266	3.11	$1,718,410,717	3.35
680 - 699	14,476	4.39	$2,401,593,138	4.68
700 - 719	18,471	5.60	$3,047,865,456	5.94
720 - 739	20,748	6.29	$3,361,775,099	6.55
740 - 759	22,362	6.78	$3,655,918,209	7.12
760 - 779	24,830	7.52	$4,049,162,630	7.89
780 - 799	27,531	8.34	$4,545,965,507	8.85
800 and above	173,188	52.48	$25,618,234,064	49.89
Total	330,033	100.00	$51,352,589,575	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	229,796	69.63	$34,424,449,347	67.04
Variable	100,237	30.37	$16,928,140,228	32.96
Total	330,033	100.00	$51,352,589,575	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	62,485	18.93	$11,683,576,066	22.75
Homeline Mortgage Segment	267,548	81.07	$39,669,013,510	77.25
Total	330,033	100.00	$51,352,589,575	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	29,150	8.83	$4,689,931,554	9.13
Owner Occupied	300,883	91.17	$46,662,658,021	90.87
Total	330,033	100.00	$51,352,589,575	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	13,800	4.18	$2,748,171,632	5.35
2.0000% - 2.4999%	86,829	26.31	$14,681,135,278	28.59
2.5000% - 2.9999%	135,304	41.00	$21,961,576,402	42.77
3.0000% - 3.4999%	59,241	17.95	$7,949,597,385	15.48
3.5000% - 3.9999%	29,978	9.08	$3,515,926,379	6.85
4.0000% - 4.4999%	2,715	0.82	$284,136,024	0.55
4.5000% - 4.9999%	302	0.09	$31,705,310	0.06
5.0000% - 5.4999%	472	0.14	$44,113,467	0.09
5.5000% - 5.9999%	325	0.10	$26,763,093	0.05
6.0000% - 6.4999%	674	0.20	$65,269,655	0.13
6.5000% - 6.9999%	393	0.12	$44,194,949	0.09
Total	330,033	100.00	$51,352,589,575	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	69,159	20.96	$9,967,555,037	19.41
12.00 - 23.99	72,661	22.02	$10,359,701,743	20.17
24.00 - 35.99	72,630	22.01	$11,814,676,283	23.01
36.00 - 47.99	67,379	20.42	$11,322,924,499	22.05
48.00 - 59.99	44,647	13.53	$7,334,646,589	14.28
60.00 - 71.99	2,224	0.67	$339,272,273	0.66
72.00 - 83.99	386	0.12	$59,901,610	0.12
84.00 and above	947	0.29	$153,911,540	0.30
Total	330,033	100.00	$51,352,589,575	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	139,819	42.37	$7,293,461,336	14.20
100,000 - 149,999	58,095	17.60	$7,212,792,577	14.05
150,000 - 199,999	43,816	13.28	$7,617,986,231	14.83
200,000 - 249,999	30,549	9.26	$6,834,216,547	13.31
250,000 - 299,999	20,434	6.19	$5,584,080,545	10.87
300,000 - 349,999	12,659	3.84	$4,092,739,069	7.97
350,000 - 399,999	7,909	2.40	$2,951,972,588	5.75
400,000 - 449,999	5,123	1.55	$2,168,860,561	4.22
450,000 - 499,999	3,388	1.03	$1,602,822,174	3.12
500,000 - 549,999	2,135	0.65	$1,116,493,312	2.17
550,000 - 599,999	1,461	0.44	$837,365,523	1.63
600,000 - 649,999	957	0.29	$596,391,604	1.16
650,000 - 699,999	727	0.22	$489,259,056	0.95
700,000 - 749,999	518	0.16	$374,872,996	0.73
750,000 - 799,999	411	0.12	$318,314,495	0.62
800,000 - 849,999	326	0.10	$268,615,089	0.52
850,000 - 899,999	288	0.09	$251,729,537	0.49
900,000 - 949,999	266	0.08	$245,575,971	0.48
950,000 - 999,999	196	0.06	$190,483,969	0.37
1,000,000 and above	956	0.29	$1,304,556,394	2.54
Total	330,033	100.00	$51,352,589,575	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	31,182	9.45	$4,723,035,690	9.20
Detached	263,346	79.79	$41,011,180,860	79.86
Duplex	5,097	1.54	$756,757,230	1.47
Fourplex	1,206	0.37	$217,901,570	0.42
Other	1,044	0.32	$159,633,904	0.31
Row (Townhouse)	14,981	4.54	$2,399,832,936	4.67
Semi-detached	12,005	3.64	$1,899,968,256	3.70
Triplex	1,172	0.36	$184,279,131	0.36
Total	330,033	100.00	$51,352,589,575	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	13,316	4.92	$716,440,213	1.40
20.01 - 25.00	4,649	1.72	$481,659,858	0.94
25.01 - 30.00	5,741	2.12	$693,804,493	1.35
30.01 - 35.00	7,064	2.61	$979,859,573	1.91
35.01 - 40.00	9,696	3.59	$1,485,688,784	2.89
40.01 - 45.00	15,516	5.74	$2,555,515,739	4.98
45.01 - 50.00	21,121	7.81	$3,784,917,038	7.37
50.01 - 55.00	24,228	8.96	$5,040,677,701	9.82
55.01 - 60.00	34,963	12.93	$6,836,944,791	13.31
60.01 - 65.00	34,469	12.75	$7,258,335,634	14.13
65.01 - 70.00	39,943	14.77	$8,730,799,187	17.00
70.01 - 75.00	31,010	11.47	$6,701,611,275	13.05
75.01 - 80.00	20,871	7.72	$4,376,109,274	8.52
> 80.00	7,856	2.90	$1,710,226,015	3.33
Total	270,443	100.00	$51,352,589,575	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	31,964	11.82	$2,056,086,380	4.00
20.01 - 25.00	12,613	4.66	$1,436,163,856	2.80
25.01 - 30.00	14,422	5.33	$1,951,763,450	3.80
30.01 - 35.00	15,672	5.79	$2,433,164,571	4.74
35.01 - 40.00	17,750	6.56	$3,117,505,048	6.07
40.01 - 45.00	20,153	7.45	$3,940,163,650	7.67
45.01 - 50.00	22,692	8.39	$4,864,193,247	9.47
50.01 - 55.00	25,121	9.29	$5,716,980,496	11.13
55.01 - 60.00	26,957	9.97	$6,159,486,786	11.99
60.01 - 65.00	26,409	9.77	$6,308,439,491	12.28
65.01 - 70.00	25,916	9.58	$6,172,328,332	12.02
70.01 - 75.00	18,779	6.94	$4,390,850,009	8.55
75.01 - 80.00	10,328	3.82	$2,411,349,883	4.70
> 80.00	1,667	0.62	$394,114,376	0.77
Total	270,443	100.00	$51,352,589,575	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$200,532,847	$167,610	$36,276	$327,686	$201,064,419
	20.01 - 25.00	$153,150,899	$26,069	$0	$0	$153,176,968
	25.01 - 30.00	$208,702,044	$376,646	$0	$0	$209,078,690
	30.01 - 35.00	$255,179,591	$119,032	$0	$107,838	$255,406,461
	35.01 - 40.00	$317,020,501	$530,296	$56,471	$92,137	$317,699,404
	40.01 - 45.00	$402,149,478	$112,853	$0	$447,069	$402,709,400
	45.01 - 50.00	$497,093,842	$0	$477,745	$753,332	$498,324,918
	50.01 - 55.00	$684,006,577	$1,324,560	$62,381	$2,820,956	$688,214,474
	55.01 - 60.00	$864,595,875	$1,170,030	$605,874	$17,062	$866,388,840
	60.01 - 65.00	$1,078,460,610	$1,345,516	$740,790	$767,889	$1,081,314,806
	65.01 - 70.00	$1,189,799,190	$994,149	$1,529,655	$3,071,780	$1,195,394,774
	70.01 - 75.00	$950,518,142	$714,644	$246,052	$659,389	$952,138,227
	75.01 - 80.00	$627,436,129	$394,120	$560,821	$423,739	$628,814,809
	> 80.00	$130,357,836	$0	$0	$0	$130,357,836
Total Alberta		$7,559,003,560	$7,275,525	$4,316,065	$9,488,877	$7,580,084,028

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$667,173,940	$119,146	$94,215	$0	$667,387,301
	20.01 - 25.00	$448,962,997	$103,059	$0	$0	$449,066,056
	25.01 - 30.00	$608,379,661	$1,884,829	$508,670	$159,316	$610,932,477
	30.01 - 35.00	$765,789,125	$1,038,116	$165,993	$0	$766,993,234
	35.01 - 40.00	$975,213,523	$132,909	$563,039	$659,040	$976,568,510
	40.01 - 45.00	$1,245,397,752	$2,737,493	$849,936	$2,044,550	$1,251,029,731
	45.01 - 50.00	$1,501,791,319	$1,337,761	$257,169	$2,850,313	$1,506,236,561
	50.01 - 55.00	$1,720,091,046	$2,744,726	$1,392,001	$1,098,381	$1,725,326,154
	55.01 - 60.00	$1,698,715,603	$2,171,836	$997,349	$3,230,304	$1,705,115,092
	60.01 - 65.00	$1,414,646,304	$1,696,032	$429,110	$2,158,168	$1,418,929,615
	65.01 - 70.00	$1,095,704,818	$835,250	$93,487	$96,478	$1,096,730,033
	70.01 - 75.00	$429,301,970	$474,387	$141,161	$517,705	$430,435,222
	75.01 - 80.00	$66,678,585	$140,127	$0	$0	$66,818,713
	> 80.00	$0	$0	$0	$0	$0
Total British Columbia		$12,637,846,643	$15,415,671	$5,492,131	$12,814,253	$12,671,568,697

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$37,938,843	$160,328	$0	$0	$38,099,171
	20.01 - 25.00	$28,066,844	$0	$0	$0	$28,066,844
	25.01 - 30.00	$39,200,838	$96,077	$0	$0	$39,296,915
	30.01 - 35.00	$46,466,522	$284,002	$0	$0	$46,750,524
	35.01 - 40.00	$58,382,535	$0	$0	$0	$58,382,535
	40.01 - 45.00	$78,216,976	$56,601	$0	$0	$78,273,577
	45.01 - 50.00	$97,728,565	$157,019	$0	$105,647	$97,991,232
	50.01 - 55.00	$133,873,251	$211,294	$0	$157,018	$134,241,562
	55.01 - 60.00	$167,606,617	$212,027	$0	$451,512	$168,270,156
	60.01 - 65.00	$199,419,637	$63,324	$262,851	$126,745	$199,872,556
	65.01 - 70.00	$230,438,364	$532,820	$0	$133,662	$231,104,846
	70.01 - 75.00	$238,800,801	$301,107	$127,280	$279,649	$239,508,837
	75.01 - 80.00	$248,003,589	$17,013	$130,954	$211,611	$248,363,168
	> 80.00	$19,145,984	$0	$0	$0	$19,145,984
Total Manitoba		$1,623,289,367	$2,091,613	$521,085	$1,465,844	$1,627,367,908

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$14,834,779	$0	$22,350	$0	$14,857,129
	20.01 - 25.00	$9,783,676	$0	$0	$0	$9,783,676
	25.01 - 30.00	$11,193,949	$0	$0	$0	$11,193,949
	30.01 - 35.00	$18,284,467	$0	$0	$135,711	$18,420,178
	35.01 - 40.00	$21,622,528	$272,137	$81,224	$91,818	$22,067,706
	40.01 - 45.00	$32,427,680	$0	$0	$0	$32,427,680
	45.01 - 50.00	$38,361,266	$0	$0	$0	$38,361,266
	50.01 - 55.00	$52,366,693	$99,793	$0	$43,602	$52,510,088
	55.01 - 60.00	$68,725,940	$130,456	$0	$364,445	$69,220,841
	60.01 - 65.00	$78,712,502	$226,811	$0	$633,397	$79,572,709
	65.01 - 70.00	$82,561,549	$27,713	$288,360	$348,015	$83,225,636
	70.01 - 75.00	$68,200,016	$77,947	$0	$0	$68,277,963
	75.01 - 80.00	$6,182,774	$0	$0	$0	$6,182,774
	> 80.00	$69,885	$0	$0	$0	$69,885
Total New Brunswick		$503,327,704	$834,858	$391,934	$1,616,987	$506,171,482

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$13,990,754	$0	$0	$0	$13,990,754
Labrador	20.01 - 25.00	$8,070,798	$113,069	$6,778	$0	$8,190,646
	25.01 - 30.00	$10,799,109	$134,965	$0	$60,274	$10,994,348
	30.01 - 35.00	$15,321,019	$0	$0	$0	$15,321,019
	35.01 - 40.00	$20,148,012	$0	$0	$0	$20,148,012
	40.01 - 45.00	$26,622,158	$52,448	$0	$0	$26,674,606
	45.01 - 50.00	$34,417,705	$165,518	$0	$0	$34,583,224
	50.01 - 55.00	$41,904,437	$0	$0	$0	$41,904,437
	55.01 - 60.00	$62,325,661	$40,629	$0	$0	$62,366,290
	60.01 - 65.00	$82,634,702	$0	$0	$695,885	$83,330,587
	65.01 - 70.00	$79,743,093	$1,802,158	$0	$0	$81,545,251
	70.01 - 75.00	$64,619,693	$0	$0	$0	$64,619,693
	75.01 - 80.00	$7,240,192	$0	$0	$0	$7,240,192
	> 80.00	$257,722	$0	$0	$0	$257,722
Total Newfoundland and Labrador		$468,095,056	$2,308,787	$6,778	$756,159	$471,166,780

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$287,934	$0	$0	$0	$287,934
Territories	20.01 - 25.00	$281,332	$0	$0	$0	$281,332
	25.01 - 30.00	$920,745	$0	$0	$0	$920,745
	30.01 - 35.00	$271,242	$0	$0	$0	$271,242
	35.01 - 40.00	$1,158,072	$0	$0	$0	$1,158,072
	40.01 - 45.00	$509,249	$0	$0	$0	$509,249
	45.01 - 50.00	$528,578	$0	$0	$0	$528,578
	50.01 - 55.00	$833,838	$0	$0	$0	$833,838
	55.01 - 60.00	$785,176	$0	$0	$0	$785,176
	60.01 - 65.00	$768,867	$0	$0	$0	$768,867
	65.01 - 70.00	$253,346	$0	$0	$0	$253,346
	70.01 - 75.00	$328,630	$0	$0	$0	$328,630
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$6,927,008	$0	$0	$0	$6,927,008

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$26,795,946	$17,198	$0	$10,943	$26,824,087
	20.01 - 25.00	$20,453,570	$32,718	$0	$0	$20,486,289
	25.01 - 30.00	$24,508,033	$0	$0	$0	$24,508,033
	30.01 - 35.00	$31,663,819	$0	$0	$81,598	$31,745,418
	35.01 - 40.00	$40,233,718	$46,159	$0	$186,614	$40,466,490
	40.01 - 45.00	$47,315,681	$168,074	$0	$361,235	$47,844,990
	45.01 - 50.00	$65,476,314	$0	$136,861	$0	$65,613,175
	50.01 - 55.00	$81,496,149	$201,603	$23,621	$0	$81,721,373
	55.01 - 60.00	$114,717,821	$0	$0	$130,482	$114,848,303
	60.01 - 65.00	$124,085,044	$339,468	$0	$372,676	$124,797,187
	65.01 - 70.00	$144,225,176	$213,467	$0	$31,839	$144,470,482
	70.01 - 75.00	$139,606,475	$0	$0	$166,035	$139,772,510
	75.01 - 80.00	$128,550,590	$162,811	$0	$531,225	$129,244,625
	> 80.00	$21,824,182	$177,650	$117,903	$137,149	$22,256,883
Total Nova Scotia		$1,010,952,517	$1,359,148	$278,385	$2,009,797	$1,014,599,846

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$72,983	$0	$0	$0	$72,983
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$72,983	$0	$0	$0	$72,983

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$919,881,126	$553,141	$177,441	$221,109	$920,832,817
	20.01 - 25.00	$641,085,760	$136,604	$85,787	$65,554	$641,373,705
	25.01 - 30.00	$871,157,079	$0	$0	$55,662	$871,212,741
	30.01 - 35.00	$1,076,441,983	$757,030	$35,273	$0	$1,077,234,286
	35.01 - 40.00	$1,395,028,918	$819,633	$0	$707,709	$1,396,556,261
	40.01 - 45.00	$1,744,490,665	$1,580,264	$333,728	$78,564	$1,746,483,222
	45.01 - 50.00	$2,177,562,170	$2,294,516	$1,089,551	$116,064	$2,181,062,301
	50.01 - 55.00	$2,425,069,158	$1,368,286	$638,602	$1,412,420	$2,428,488,466
	55.01 - 60.00	$2,445,018,344	$1,393,653	$416,898	$1,027,033	$2,447,855,928
	60.01 - 65.00	$2,465,412,812	$592,286	$749,202	$0	$2,466,754,300
	65.01 - 70.00	$2,425,378,748	$2,194,463	$320,336	$161,444	$2,428,054,992
	70.01 - 75.00	$1,625,772,276	$897,328	$0	$0	$1,626,669,605
	75.01 - 80.00	$441,109,656	$229,028	$0	$64,809	$441,403,492
	> 80.00	$89,240,573	$0	$0	$0	$89,240,573
Total Ontario		$20,742,649,267	$12,816,231	$3,846,820	$3,910,368	$20,763,222,687

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$3,638,260	$0	$0	$0	$3,638,260
Island	20.01 - 25.00	$2,390,195	$0	$0	$0	$2,390,195
	25.01 - 30.00	$3,846,427	$0	$0	$0	$3,846,427
	30.01 - 35.00	$3,904,613	$0	$0	$0	$3,904,613
	35.01 - 40.00	$4,455,784	$0	$0	$0	$4,455,784
	40.01 - 45.00	$7,609,351	$0	$0	$0	$7,609,351
	45.01 - 50.00	$9,630,526	$0	$0	$0	$9,630,526
	50.01 - 55.00	$10,210,017	$0	$0	$79,726	$10,289,743
	55.01 - 60.00	$14,614,845	$36,996	$0	$150,078	$14,801,919
	60.01 - 65.00	$16,507,360	$0	$0	$0	$16,507,360
	65.01 - 70.00	$16,683,316	$29,148	$0	$0	$16,712,464
	70.01 - 75.00	$12,694,930	$0	$0	$0	$12,694,930
	75.01 - 80.00	$1,585,875	$0	$0	$0	$1,585,875
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$107,771,498	$66,144	$0	$229,804	$108,067,446

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$133,965,910	$0	$26,733	$82,442	$134,075,085
	20.01 - 25.00	$96,099,225	$0	$0	$0	$96,099,225
	25.01 - 30.00	$128,942,464	$0	$0	$0	$128,942,464
	30.01 - 35.00	$157,047,065	$0	$529,637	$0	$157,576,701
	35.01 - 40.00	$206,457,746	$0	$0	$0	$206,457,746
	40.01 - 45.00	$246,687,931	$195,761	$137,724	$230,820	$247,252,236
	45.01 - 50.00	$312,082,093	$35,934	$0	$105,175	$312,223,203
	50.01 - 55.00	$379,463,594	$450,517	$21,321	$311,908	$380,247,340
	55.01 - 60.00	$448,423,506	$345,929	$0	$571,340	$449,340,775
	60.01 - 65.00	$542,098,500	$475,425	$0	$229,121	$542,803,046
	65.01 - 70.00	$599,103,150	$1,548,304	$434,469	$907,368	$601,993,291
	70.01 - 75.00	$672,331,763	$622,190	$286,909	$366,331	$673,607,194
	75.01 - 80.00	$863,315,589	$139,874	$235,084	$1,464,266	$865,154,813
	> 80.00	$132,650,070	$135,423	$0	$0	$132,785,493
Total Quebec		$4,918,668,607	$3,949,357	$1,671,877	$4,268,772	$4,928,558,613

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$34,285,491	$0	$0	$0	$34,285,491
	20.01 - 25.00	$26,107,985	$0	$0	$0	$26,107,985
	25.01 - 30.00	$39,163,846	$13,933	$109,619	$176,874	$39,464,272
	30.01 - 35.00	$57,967,982	$28,446	$0	$0	$57,996,428
	35.01 - 40.00	$72,130,877	$20,427	$66,150	$0	$72,217,454
	40.01 - 45.00	$96,628,588	$0	$147,078	$186,656	$96,962,322
	45.01 - 50.00	$118,195,658	$0	$235,059	$330,168	$118,760,884
	50.01 - 55.00	$169,020,456	$0	$251,586	$275,995	$169,548,037
	55.01 - 60.00	$250,841,718	$540,806	$0	$237,603	$251,620,127
	60.01 - 65.00	$283,039,984	$205,884	$253,467	$476,583	$283,975,917
	65.01 - 70.00	$290,343,957	$85,183	$0	$223,278	$290,652,418
	70.01 - 75.00	$180,716,407	$0	$295,271	$0	$181,011,678
	75.01 - 80.00	$16,120,402	$0	$0	$0	$16,120,402
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,634,563,350	$894,679	$1,358,230	$1,907,157	$1,638,723,416

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$743,932	$0	$0	$0	$743,932
	20.01 - 25.00	$1,140,934	$0	$0	$0	$1,140,934
	25.01 - 30.00	$1,372,391	$0	$0	$0	$1,372,391
	30.01 - 35.00	$1,544,467	$0	$0	$0	$1,544,467
	35.01 - 40.00	$1,254,090	$0	$0	$0	$1,254,090
	40.01 - 45.00	$2,387,287	$0	$0	$0	$2,387,287
	45.01 - 50.00	$877,379	$0	$0	$0	$877,379
	50.01 - 55.00	$3,654,983	$0	$0	$0	$3,654,983
	55.01 - 60.00	$8,873,340	$0	$0	$0	$8,873,340
	60.01 - 65.00	$9,812,541	$0	$0	$0	$9,812,541
	65.01 - 70.00	$2,190,799	$0	$0	$0	$2,190,799
	70.01 - 75.00	$1,785,519	$0	$0	$0	$1,785,519
	75.01 - 80.00	$421,020	$0	$0	$0	$421,020
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$36,058,682	$0	$0	$0	$36,058,682

Grand Total		$51,249,226,242	$47,012,012	$17,883,304	$38,468,017	$51,352,589,575

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.39	0.00	0.00	0.00	0.39
	20.01 - 25.00	0.30	0.00	0.00	0.00	0.30
	25.01 - 30.00	0.41	0.00	0.00	0.00	0.41
	30.01 - 35.00	0.50	0.00	0.00	0.00	0.50
	35.01 - 40.00	0.62	0.00	0.00	0.00	0.62
	40.01 - 45.00	0.78	0.00	0.00	0.00	0.78
	45.01 - 50.00	0.97	0.00	0.00	0.00	0.97
	50.01 - 55.00	1.33	0.00	0.00	0.01	1.34
	55.01 - 60.00	1.68	0.00	0.00	0.00	1.69
	60.01 - 65.00	2.10	0.00	0.00	0.00	2.11
	65.01 - 70.00	2.32	0.00	0.00	0.01	2.33
	70.01 - 75.00	1.85	0.00	0.00	0.00	1.85
	75.01 - 80.00	1.22	0.00	0.00	0.00	1.22
	> 80.00	0.25	0.00	0.00	0.00	0.25
Total Alberta		14.72	0.01	0.01	0.02	14.76

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.30	0.00	0.00	0.00	1.30
	20.01 - 25.00	0.87	0.00	0.00	0.00	0.87
	25.01 - 30.00	1.18	0.00	0.00	0.00	1.19
	30.01 - 35.00	1.49	0.00	0.00	0.00	1.49
	35.01 - 40.00	1.90	0.00	0.00	0.00	1.90
	40.01 - 45.00	2.43	0.01	0.00	0.00	2.44
	45.01 - 50.00	2.92	0.00	0.00	0.01	2.93
	50.01 - 55.00	3.35	0.01	0.00	0.00	3.36
	55.01 - 60.00	3.31	0.00	0.00	0.01	3.32
	60.01 - 65.00	2.75	0.00	0.00	0.00	2.76
	65.01 - 70.00	2.13	0.00	0.00	0.00	2.14
	70.01 - 75.00	0.84	0.00	0.00	0.00	0.84
	75.01 - 80.00	0.13	0.00	0.00	0.00	0.13
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		24.61	0.03	0.01	0.02	24.68

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.09
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.19	0.00	0.00	0.00	0.19
	50.01 - 55.00	0.26	0.00	0.00	0.00	0.26
	55.01 - 60.00	0.33	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.39	0.00	0.00	0.00	0.39
	65.01 - 70.00	0.45	0.00	0.00	0.00	0.45
	70.01 - 75.00	0.47	0.00	0.00	0.00	0.47
	75.01 - 80.00	0.48	0.00	0.00	0.00	0.48
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Manitoba		3.16	0.00	0.00	0.00	3.17

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.06
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.10	0.00	0.00	0.00	0.10
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.16	0.00	0.00	0.00	0.16
	70.01 - 75.00	0.13	0.00	0.00	0.00	0.13
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.98	0.00	0.00	0.00	0.99

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.05	0.00	0.00	0.00	0.05
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.12	0.00	0.00	0.00	0.12
	60.01 - 65.00	0.16	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.16	0.00	0.00	0.00	0.16
	70.01 - 75.00	0.13	0.00	0.00	0.00	0.13
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.91	0.00	0.00	0.00	0.92

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.13	0.00	0.00	0.00	0.13
	50.01 - 55.00	0.16	0.00	0.00	0.00	0.16
	55.01 - 60.00	0.22	0.00	0.00	0.00	0.22
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.28	0.00	0.00	0.00	0.28
	70.01 - 75.00	0.27	0.00	0.00	0.00	0.27
	75.01 - 80.00	0.25	0.00	0.00	0.00	0.25
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Nova Scotia		1.97	0.00	0.00	0.00	1.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.79	0.00	0.00	0.00	1.79
	20.01 - 25.00	1.25	0.00	0.00	0.00	1.25
	25.01 - 30.00	1.70	0.00	0.00	0.00	1.70
	30.01 - 35.00	2.10	0.00	0.00	0.00	2.10
	35.01 - 40.00	2.72	0.00	0.00	0.00	2.72
	40.01 - 45.00	3.40	0.00	0.00	0.00	3.40
	45.01 - 50.00	4.24	0.00	0.00	0.00	4.25
	50.01 - 55.00	4.72	0.00	0.00	0.00	4.73
	55.01 - 60.00	4.76	0.00	0.00	0.00	4.77
	60.01 - 65.00	4.80	0.00	0.00	0.00	4.80
	65.01 - 70.00	4.72	0.00	0.00	0.00	4.73
	70.01 - 75.00	3.17	0.00	0.00	0.00	3.17
	75.01 - 80.00	0.86	0.00	0.00	0.00	0.86
	> 80.00	0.17	0.00	0.00	0.00	0.17
Total Ontario		40.39	0.02	0.01	0.01	40.43

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.26	0.00	0.00	0.00	0.26
	20.01 - 25.00	0.19	0.00	0.00	0.00	0.19
	25.01 - 30.00	0.25	0.00	0.00	0.00	0.25
	30.01 - 35.00	0.31	0.00	0.00	0.00	0.31
	35.01 - 40.00	0.40	0.00	0.00	0.00	0.40
	40.01 - 45.00	0.48	0.00	0.00	0.00	0.48
	45.01 - 50.00	0.61	0.00	0.00	0.00	0.61
	50.01 - 55.00	0.74	0.00	0.00	0.00	0.74
	55.01 - 60.00	0.87	0.00	0.00	0.00	0.88
	60.01 - 65.00	1.06	0.00	0.00	0.00	1.06
	65.01 - 70.00	1.17	0.00	0.00	0.00	1.17
	70.01 - 75.00	1.31	0.00	0.00	0.00	1.31
	75.01 - 80.00	1.68	0.00	0.00	0.00	1.68
	> 80.00	0.26	0.00	0.00	0.00	0.26
Total Quebec		9.58	0.01	0.00	0.01	9.60

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.19	0.00	0.00	0.00	0.19
	45.01 - 50.00	0.23	0.00	0.00	0.00	0.23
	50.01 - 55.00	0.33	0.00	0.00	0.00	0.33
	55.01 - 60.00	0.49	0.00	0.00	0.00	0.49
	60.01 - 65.00	0.55	0.00	0.00	0.00	0.55
	65.01 - 70.00	0.57	0.00	0.00	0.00	0.57
	70.01 - 75.00	0.35	0.00	0.00	0.00	0.35
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.18	0.00	0.00	0.00	3.19

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.07	0.00	0.00	0.00	0.07

Grand Total		99.80	0.09	0.03	0.07	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$7,633,573	0.01
	499 and below	$5,422,430	0.01
	500 - 539	$1,256,374	0.00
	540 - 559	$1,175,822	0.00
	560 - 579	$2,057,101	0.00
	580 - 599	$1,923,737	0.00
	600 - 619	$3,529,506	0.01
	620 - 639	$7,076,609	0.01
	640 - 659	$14,625,157	0.03
	660 - 679	$19,262,122	0.04
	680 - 699	$32,083,824	0.06
	700 - 719	$48,551,908	0.09
	720 - 739	$62,169,360	0.12
	740 - 759	$79,790,950	0.16
	760 - 779	$107,304,786	0.21
	780 - 799	$140,307,286	0.27
	800 and above	$1,521,915,835	2.96
Total		$2,056,086,380	4.00

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$3,170,810	0.01
	499 and below	$4,000,335	0.01
	500 - 539	$1,282,897	0.00
	540 - 559	$695,701	0.00
	560 - 579	$1,485,881	0.00
	580 - 599	$2,009,154	0.00
	600 - 619	$3,161,538	0.01
	620 - 639	$7,220,280	0.01
	640 - 659	$11,018,416	0.02
	660 - 679	$21,700,836	0.04
	680 - 699	$26,261,183	0.05
	700 - 719	$40,230,366	0.08
	720 - 739	$54,916,372	0.11
	740 - 759	$61,181,135	0.12
	760 - 779	$80,894,270	0.16
	780 - 799	$106,304,935	0.21
	800 and above	$1,010,629,747	1.97
Total		$1,436,163,856	2.80

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$3,621,930	0.01
	499 and below	$4,522,786	0.01
	500 - 539	$1,577,765	0.00
	540 - 559	$1,770,415	0.00
	560 - 579	$1,697,098	0.00
	580 - 599	$2,490,944	0.00
	600 - 619	$8,575,000	0.02
	620 - 639	$9,130,234	0.02
	640 - 659	$15,366,517	0.03
	660 - 679	$25,703,325	0.05
	680 - 699	$39,145,853	0.08
	700 - 719	$52,281,031	0.10
	720 - 739	$69,120,368	0.13
	740 - 759	$97,145,473	0.19
	760 - 779	$112,224,027	0.22
	780 - 799	$160,951,064	0.31
	800 and above	$1,346,439,619	2.62
Total		$1,951,763,450	3.80

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$5,774,334	0.01
	499 and below	$4,464,554	0.01
	500 - 539	$2,892,502	0.01
	540 - 559	$1,633,752	0.00
	560 - 579	$10,462,742	0.02
	580 - 599	$5,823,099	0.01
	600 - 619	$8,344,990	0.02
	620 - 639	$13,447,351	0.03
	640 - 659	$18,754,080	0.04
	660 - 679	$40,367,211	0.08
	680 - 699	$61,757,424	0.12
	700 - 719	$87,174,348	0.17
	720 - 739	$102,689,040	0.20
	740 - 759	$110,396,652	0.21
	760 - 779	$152,561,735	0.30
	780 - 799	$197,060,356	0.38
	800 and above	$1,609,560,398	3.13
Total		$2,433,164,571	4.74

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,778,074	0.01
	499 and below	$6,547,666	0.01
	500 - 539	$5,463,559	0.01
	540 - 559	$2,397,599	0.00
	560 - 579	$3,798,132	0.01
	580 - 599	$9,096,690	0.02
	600 - 619	$13,371,170	0.03
	620 - 639	$21,457,347	0.04
	640 - 659	$36,164,848	0.07
	660 - 679	$59,225,931	0.12
	680 - 699	$84,482,660	0.16
	700 - 719	$116,058,714	0.23
	720 - 739	$143,645,713	0.28
	740 - 759	$167,280,483	0.33
	760 - 779	$205,994,022	0.40
	780 - 799	$265,805,408	0.52
	800 and above	$1,972,937,030	3.84
Total		$3,117,505,048	6.07

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$5,693,401	0.01
	499 and below	$6,005,733	0.01
	500 - 539	$11,324,444	0.02
	540 - 559	$4,690,649	0.01
	560 - 579	$7,522,663	0.01
	580 - 599	$14,293,336	0.03
	600 - 619	$22,935,628	0.04
	620 - 639	$33,744,046	0.07
	640 - 659	$61,744,941	0.12
	660 - 679	$89,765,851	0.17
	680 - 699	$134,316,787	0.26
	700 - 719	$182,702,590	0.36
	720 - 739	$222,957,482	0.43
	740 - 759	$240,353,466	0.47
	760 - 779	$284,835,998	0.55
	780 - 799	$348,664,356	0.68
	800 and above	$2,268,612,280	4.42
Total		$3,940,163,650	7.67

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$5,226,355	0.01
	499 and below	$11,987,143	0.02
	500 - 539	$7,372,371	0.01
	540 - 559	$10,262,249	0.02
	560 - 579	$12,299,314	0.02
	580 - 599	$23,403,165	0.05
	600 - 619	$32,260,243	0.06
	620 - 639	$49,175,372	0.10
	640 - 659	$94,452,305	0.18
	660 - 679	$119,084,272	0.23
	680 - 699	$180,017,167	0.35
	700 - 719	$244,236,487	0.48
	720 - 739	$287,214,033	0.56
	740 - 759	$332,015,053	0.65
	760 - 779	$384,125,252	0.75
	780 - 799	$422,817,844	0.82
	800 and above	$2,648,244,621	5.16
Total		$4,864,193,247	9.47

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$5,034,330	0.01
	499 and below	$13,246,191	0.03
	500 - 539	$15,962,126	0.03
	540 - 559	$8,085,861	0.02
	560 - 579	$15,240,390	0.03
	580 - 599	$26,341,316	0.05
	600 - 619	$37,733,951	0.07
	620 - 639	$71,277,784	0.14
	640 - 659	$113,798,160	0.22
	660 - 679	$165,989,460	0.32
	680 - 699	$235,645,657	0.46
	700 - 719	$315,414,592	0.61
	720 - 739	$368,705,750	0.72
	740 - 759	$404,827,869	0.79
	760 - 779	$460,041,936	0.90
	780 - 799	$537,920,984	1.05
	800 and above	$2,921,714,135	5.69
Total		$5,716,980,496	11.13

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$6,701,192	0.01
	499 and below	$11,501,135	0.02
	500 - 539	$18,414,633	0.04
	540 - 559	$19,544,994	0.04
	560 - 579	$21,288,208	0.04
	580 - 599	$30,680,133	0.06
	600 - 619	$56,775,611	0.11
	620 - 639	$85,102,538	0.17
	640 - 659	$156,582,169	0.30
	660 - 679	$238,250,483	0.46
	680 - 699	$313,058,336	0.61
	700 - 719	$390,460,898	0.76
	720 - 739	$431,961,635	0.84
	740 - 759	$477,997,723	0.93
	760 - 779	$497,240,850	0.97
	780 - 799	$558,594,168	1.09
	800 and above	$2,845,332,080	5.54
Total		$6,159,486,786	11.99

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,966,008	0.01
	499 and below	$9,874,020	0.02
	500 - 539	$18,189,038	0.04
	540 - 559	$13,546,676	0.03
	560 - 579	$20,706,557	0.04
	580 - 599	$38,541,585	0.08
	600 - 619	$61,982,469	0.12
	620 - 639	$97,821,792	0.19
	640 - 659	$169,960,589	0.33
	660 - 679	$254,750,203	0.50
	680 - 699	$345,310,885	0.67
	700 - 719	$415,761,411	0.81
	720 - 739	$485,313,677	0.95
	740 - 759	$490,450,900	0.96
	760 - 779	$534,462,433	1.04
	780 - 799	$585,285,842	1.14
	800 and above	$2,763,515,405	5.38
Total		$6,308,439,491	12.28

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$2,453,162	0.00
	499 and below	$12,848,832	0.03
	500 - 539	$14,823,443	0.03
	540 - 559	$17,194,932	0.03
	560 - 579	$24,506,860	0.05
	580 - 599	$33,912,188	0.07
	600 - 619	$64,195,147	0.13
	620 - 639	$120,463,440	0.23
	640 - 659	$191,955,023	0.37
	660 - 679	$293,805,331	0.57
	680 - 699	$411,620,458	0.80
	700 - 719	$495,943,623	0.97
	720 - 739	$495,248,726	0.96
	740 - 759	$516,245,703	1.01
	760 - 779	$534,575,193	1.04
	780 - 799	$572,479,464	1.11
	800 and above	$2,370,056,807	4.62
Total		$6,172,328,332	12.02

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$1,326,010	0.00
	499 and below	$9,795,459	0.02
	500 - 539	$12,445,243	0.02
	540 - 559	$7,876,361	0.02
	560 - 579	$12,841,795	0.03
	580 - 599	$30,209,358	0.06
	600 - 619	$52,773,296	0.10
	620 - 639	$96,983,939	0.19
	640 - 659	$140,752,898	0.27
	660 - 679	$232,777,662	0.45
	680 - 699	$308,205,917	0.60
	700 - 719	$373,101,227	0.73
	720 - 739	$379,575,421	0.74
	740 - 759	$412,128,802	0.80
	760 - 779	$402,075,008	0.78
	780 - 799	$407,321,956	0.79
	800 and above	$1,510,659,657	2.94
Total		$4,390,850,009	8.55

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$661,939	0.00
	499 and below	$1,909,610	0.00
	500 - 539	$6,554,038	0.01
	540 - 559	$5,322,531	0.01
	560 - 579	$10,215,440	0.02
	580 - 599	$13,722,601	0.03
	600 - 619	$25,881,260	0.05
	620 - 639	$45,571,145	0.09
	640 - 659	$88,224,942	0.17
	660 - 679	$129,382,786	0.25
	680 - 699	$182,964,602	0.36
	700 - 719	$242,167,139	0.47
	720 - 739	$214,615,796	0.42
	740 - 759	$221,379,081	0.43
	760 - 779	$253,636,078	0.49
	780 - 799	$214,112,407	0.42
	800 and above	$755,028,488	1.47
Total		$2,411,349,883	4.70

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/29/2016

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$295,552	0.00
	500 - 539	$342,537	0.00
	540 - 559	$613,144	0.00
	560 - 579	$1,884,018	0.00
	580 - 599	$4,572,530	0.01
	600 - 619	$4,471,577	0.01
	620 - 639	$14,900,378	0.03
	640 - 659	$18,700,805	0.04
	660 - 679	$28,345,244	0.06
	680 - 699	$46,722,385	0.09
	700 - 719	$43,781,121	0.09
	720 - 739	$43,641,727	0.08
	740 - 759	$44,724,918	0.09
	760 - 779	$39,191,042	0.08
	780 - 799	$28,339,438	0.06
	800 and above	$73,587,960	0.14
Total		$394,114,376	0.77

Grand Total		$51,352,589,575	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report
Appendix

Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology
The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value
The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - January 29, 2016	Page 21 of 21